ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
ACCRUED EXPENSES

NOTE 9. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2018	2019
Accrued professional fees	$429	$401
Accrued compensation	170	200
Accrued royalties	275	152
Accrued advertising expenses	134	76
Accrued director compensation and liability insurance	70	70
Other	355	381
	$1,433	$1,280